Revenue (Tables)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of revenue disaggregate

The following is an analysis of the Group’s revenue for the year from continuing operations. The Group’s revenue disaggregated by primary revenue sources are as follows:

	For the year ended 2023
	Publishing	Direct	Reseller	Total
Subscriptions	-	1,850,929	2,169,312	4,020,241
Advertising	314,591	-	933	315,524
Data	871,502	-	-	871,502
Services	-	110,467	58,959	169,426
Total	1,186,093	1,961,396	2,229,204	5,376,693

	For the year ended 2022
	Publishing	Direct	Reseller	Total
Subscriptions	-	1,265,483	1,903,611	3,169,094
Advertising	314,513	-	2,200	316,713
Data	649,937	-	-	649,937
Services	-	62,920	24,025	86,945
Total	964,450	1,328,403	1,929,836	4,222,689

	For the year ended 2021
	Publishing	Direct	Reseller	Total
Subscriptions	-	1,153,255	208,855	1,362,110
Advertising	177,126	-	-	177,126
Data	602,304	-	-	602,304
Services	-	29,770	20,115	49,885
Total	779,430	1,183,025	228,970	2,191,425

The Group’s revenue disaggregated by primary geographical markets is as follows:

	For the year ended 2023
	Publishing	Direct	Reseller	Total
Australia & New Zealand	-	1,607,146	540,977	2,148,123
North America	971,110	301,101	1,493,597	2,765,808
Europe	140,490	53,142	131,601	325,233
Other countries	74,493	7	63,029	137,529
Total	1,186,093	1,961,396	2,229,204	5,376,693

	For the year ended 2022
	Publishing	Direct	Reseller	Total
Australia	-	1,242,566	643,166	1,885,732
North America	508,507	11,575	884,383	1,404,465
Europe	411,061	44,431	73,008	528,500
Other countries	44,882	29,831	329,279	403,992
Total	964,450	1,328,403	1,929,836	4,222,689

	For the year ended 2021
	Publishing	Direct	Reseller	Total
Australia	34,741	1,042,621	170,061	1,247,423
North America	345,946	7,772	15,897	369,615
Europe	398,406	132,000	-	530,406
Other countries	337	632	43,012	43,981
Total	779,430	1,183,025	228,970	2,191,425

The Group’s revenue disaggregated by pattern of revenue recognition is as follows:

	For the year ended 2023
	Publishing	Direct	Reseller	Total
Services transferred at a point in time	314,591	110,467	59,893	484,951
Services transferred over time	871,502	1,850,929	2,169,311	4,891,742
Total	1,186,093	1,961,396	2,229,204	5,376,693

	For the year ended 2022
	Publishing	Direct	Reseller	Total
Services transferred at a point in time	314,513	62,920	26,224	403,657
Services transferred over time	649,937	1,265,483	1,903,612	3,819,032
Total	964,450	1,328,403	1,929,836	4,222,689

	For the year ended 2021
	Publishing	Direct	Reseller	Total
Services transferred at a point in time	177,126	29,770	20,115	227,011
Services transferred over time	602,304	1,153,255	208,855	1,964,414
Total	779,430	1,183,025	228,970	2,191,425